SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Sep. 27, 2013
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
TYCO INTERNATIONAL LTD.
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
($ in millions)

Description	Balance at Beginning of Year	Additions Charged to Income	Acquisitions (Divestitures) and Other	Deductions(1)	Balance at End of Year
Accounts Receivable:
Year Ended September 30, 2011	$95	$24	$(11)	$(52)	$56
Year Ended September 28, 2012	56	40	5	(40)	$61
Year Ended September 27, 2013	61	56	2	(37)	$82
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(1)	Deductions represent uncollectible accounts written off, net of recoveries.